UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

Deutsche Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2015

Semiannual Report

to Shareholders

Deutsche Unconstrained Income Fund

Contents
3 Letter to Shareholders
4 Performance Summary
9 Portfolio Management Team
10 Portfolio Summary
11 Investment Portfolio
48 Statement of Assets and Liabilities
50 Statement of Operations
52 Statement of Changes in Net Assets
53 Financial Highlights
59 Notes to Financial Statements
80 Information About Your Fund's Expenses
82 Advisory Agreement Board Considerations and Fee Evaluation
87 Account Management Resources
89 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary April 30, 2015 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.41%	1.00%	4.86%	5.76%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–3.15%	–1.78%	4.27%	5.46%
Barclays U.S. Universal Index†	1.97%	4.34%	4.49%	5.01%
Barclays U.S. Aggregate Bond Index††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.20%	5.10%	5.73%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–1.59%	4.51%	5.43%
Barclays U.S. Universal Index†		5.33%	4.75%	5.15%
Barclays U.S. Aggregate Bond Index††		5.72%	4.41%	4.93%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.61%	0.17%	3.97%	4.91%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–4.51%	–2.72%	3.80%	4.91%
Barclays U.S. Universal Index†	1.97%	4.34%	4.49%	5.01%
Barclays U.S. Aggregate Bond Index††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.16%	4.17%	4.87%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–2.74%	3.99%	4.87%
Barclays U.S. Universal Index†		5.33%	4.75%	5.15%
Barclays U.S. Aggregate Bond Index††		5.72%	4.41%	4.93%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
Unadjusted for Sales Charge	–0.55%	0.27%	4.06%	4.96%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.53%	0.27%	4.06%	4.96%
Barclays U.S. Universal Index†	1.97%	4.34%	4.49%	5.01%
Barclays U.S. Aggregate Bond Index††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.25%	4.26%	4.92%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.25%	4.26%	4.92%
Barclays U.S. Universal Index†		5.33%	4.75%	5.15%
Barclays U.S. Aggregate Bond Index††		5.72%	4.41%	4.93%
Class R6			6-Month‡	Life of Class*
Average Annual Total Returns as of 4/30/15
No Sales Charges			–0.25%	–1.07%
Barclays U.S. Universal Index†			1.97%	2.15%
Barclays U.S. Aggregate Bond Index††			2.06%	2.36%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges				–1.47%
Barclays U.S. Universal Index†				2.27%
Barclays U.S. Aggregate Bond Index††				2.73%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/15
No Sales Charges	–0.30%	1.21%	5.06%	5.99%
Barclays U.S. Universal Index†	1.97%	4.34%	4.49%	5.01%
Barclays U.S. Aggregate Bond Index††	2.06%	4.46%	4.12%	4.75%
Average Annual Total Returns as of 3/31/15 (most recent calendar quarter end)
No Sales Charges		1.41%	5.30%	5.98%
Barclays U.S. Universal Index†		5.33%	4.75%	5.15%
Barclays U.S. Aggregate Bond Index††		5.72%	4.41%	4.93%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2015 are 1.09%, 1.94%, 1.84%, 0.75% and 0.88% for Class A, Class B, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 commenced operations on August 25, 2014. The performance shown for the index is for the time period of August 31, 2014 through April 30, 2015 (through March 31, 2015 for the most recent calendar quarter end returns), which is based on the performance period of the life of Class R6.

† The unmanaged Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

†† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R6	Class S
Net Asset Value
4/30/15	$4.74	$4.75	$4.78	$4.74	$4.75
10/31/14	$4.87	$4.87	$4.90	$4.87	$4.88
Distribution Information as of 4/30/15
Income Dividends, Six Months	$.11	$.09	$.09	$.12	$.11
April Income Dividend	$.0182	$.0150	$.0154	$.0195	$.0191
SEC 30-day Yield‡‡	3.07%	2.24%	2.38%	2.10%	3.32%
Current Annualized Distribution Rate‡‡	4.61%	3.79%	3.87%	4.94%	4.83%

‡‡ The SEC yield is net investment income per share earned over the month ended April 30, 2015, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.05%, 2.12%, 2.36%, 1.93% and 3.29% for Class A, B, C, R6 and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.59%, 3.67%, 3.85%, 4.77% and 4.80% for Class A, B, C, R6 and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2005.

— Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

— Co-Head of Fixed Income for North America: New York.

— BIS, University of Minnesota.

John D. Ryan, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

— Investment industry experience began in 1993.

— BA in Economics, University of Chicago; MBA, University of Chicago.

Philip G. Condon, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Darwei Kung, Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

— Portfolio Manager: New York.

— BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 44.8%
Consumer Discretionary 6.0%
Ally Financial, Inc.:
3.25%, 2/13/2018		420,000	419,475
3.5%, 1/27/2019		910,000	903,175
4.125%, 3/30/2020		405,000	407,025
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	269,750
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	103,550
AmeriGas Finance LLC:
6.75%, 5/20/2020		560,000	594,300
7.0%, 5/20/2022		430,000	460,530
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		245,000	232,138
APX Group, Inc., 6.375%, 12/1/2019		235,000	234,413
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	968,920
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	401,625
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		640,000	633,600
5.5%, 4/1/2023		250,000	254,923
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		355,000	370,251
5.165%, 8/1/2044		410,000	435,781
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	394,625
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		130,000	137,800
8.0%, 4/15/2020		65,000	74,588
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		510,000	504,900
144A, 5.375%, 5/1/2025		385,000	378,262
144A, 5.875%, 5/1/2027		640,000	630,400
7.0%, 1/15/2019		54,000	56,093
7.375%, 6/1/2020		55,000	58,575
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		762,000	763,105
144A, 6.375%, 9/15/2020		2,300,000	2,423,625
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	309,013
Series B, 6.5%, 11/15/2022		415,000	438,862
Series A, 7.625%, 3/15/2020		115,000	120,175
Series B, 7.625%, 3/15/2020		1,810,000	1,905,025
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,656
Columbus International, Inc., 144A, 7.375%, 3/30/2021		1,000,000	1,088,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	346,125
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		970,000	1,010,012
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	389,812
D.R. Horton, Inc., 4.0%, 2/15/2020		125,000	126,875
Dana Holding Corp., 5.5%, 12/15/2024		250,000	256,875
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	351,176
5.0%, 3/15/2023		465,000	440,587
6.75%, 6/1/2021		470,000	497,650
7.875%, 9/1/2019		45,000	50,794
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020 (b)		600,000	628,500
144A, 5.75%, 3/1/2023		490,000	514,500
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		460,000	462,990
General Motors Financial Co., Inc., 3.25%, 5/15/2018		120,000	122,726
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022 (b)		1,575,000	1,582,875
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	482,900
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		140,000	150,150
11.5%, 7/15/2020		495,000	579,150
Hertz Corp., 6.75%, 4/15/2019		315,000	325,959
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		190,000	206,150
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		610,000	603,137
11.25%, 3/1/2021		355,000	362,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		180,000	173,700
Lennar Corp., 4.75%, 5/30/2025		320,000	317,600
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	61,350
144A, 7.0%, 9/1/2020		430,000	457,950
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	294,350
Mediacom Broadband LLC:
5.5%, 4/15/2021		60,000	60,900
6.375%, 4/1/2023		430,000	455,800
Mediacom LLC, 7.25%, 2/15/2022		115,000	123,050
MGM Resorts International:
6.75%, 10/1/2020		612,000	658,665
8.625%, 2/1/2019		545,000	627,431
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		215,000	216,183
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,105,000	1,114,669
144A, 6.0%, 5/15/2022		900,000	921,937
144A, 6.25%, 5/15/2024		265,000	272,290
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		200,000	212,500
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	227,150
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		35,000	35,700
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		515,000	526,587
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	151,500
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	259,700
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		775,000	808,906
Springs Industries, Inc., 6.25%, 6/1/2021		365,000	360,894
Starz LLC, 5.0%, 9/15/2019		210,000	215,250
Suburban Propane Partners LP, 5.75%, 3/1/2025		210,000	217,350
Time Warner Cable, Inc., 7.3%, 7/1/2038		625,000	692,320
UCI International, Inc., 8.625%, 2/15/2019		130,000	116,350
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,080,000	1,129,950
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	238,371
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		230,000	238,625
			36,676,981
Consumer Staples 1.9%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		106,000	115,805
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		560,000	538,328
144A, 6.75%, 1/1/2020		250,000	261,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	798,950
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		610,000	636,230
144A, 7.75%, 10/28/2020		2,350,000	2,547,400
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		670,000	706,850
144A, 8.25%, 2/1/2020		1,025,000	1,089,063
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		900,000	879,750
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		1,500,000	1,496,250
144A, 12.25%, 2/10/2022		1,050,000	1,153,950
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		270,000	276,750
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		100,000	101,150
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		65,000	57,850
Smithfield Foods, Inc., 6.625%, 8/15/2022		10,000	10,775
The WhiteWave Foods Co., 5.375%, 10/1/2022		275,000	295,625
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		1,500,000	300,000
U.S. Foods, Inc., 8.5%, 6/30/2019		460,000	484,725
			11,751,326
Energy 6.3%
Afren PLC, 144A, 10.25%, 4/8/2019*		1,437,000	617,910
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		460,000	457,700
5.375%, 11/1/2021		2,360,000	2,383,600
144A, 5.625%, 6/1/2023 (b)		270,000	275,737
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		95,000	92,625
144A, 5.625%, 6/1/2024		115,000	111,263
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	213,850
6.75%, 11/1/2020		1,300,000	1,085,500
California Resources Corp.:
5.0%, 1/15/2020 (b)		1,175,000	1,110,375
5.5%, 9/15/2021		462,000	437,745
6.0%, 11/15/2024		185,000	173,900
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		320,000	324,800
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	352,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		860,000	840,650
6.125%, 2/15/2021		65,000	65,325
6.625%, 8/15/2020		345,000	355,350
Concho Resources, Inc., 5.5%, 4/1/2023		535,000	542,356
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		275,000	264,237
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		220,000	227,150
144A, 6.25%, 4/1/2023		130,000	135,850
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		2,000,000	2,027,500
Ecopetrol SA, 5.875%, 9/18/2023		2,000,000	2,172,500
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		655,000	653,362
144A, 8.125%, 9/15/2023		135,000	140,063
EP Energy LLC, 6.875%, 5/1/2019 (b)		355,000	366,005
EV Energy Partners LP, 8.0%, 4/15/2019		1,035,000	993,600
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		2,000,000	1,700,000
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		130,000	132,275
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (c)		575,000	598,359
8.875%, 5/15/2021		708,000	552,948
9.75%, 7/15/2020		190,000	155,800
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		235,000	227,950
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	108,900
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	176,000
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		270,000	228,150
Kinder Morgan, Inc.:
3.05%, 12/1/2019		605,000	611,015
5.55%, 6/1/2045		400,000	399,358
7.25%, 6/1/2018		280,000	318,521
Laredo Petroleum, Inc., 6.25%, 3/15/2023		405,000	419,175
Linn Energy LLC, 6.25%, 11/1/2019		165,000	139,425
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	237,000
144A, 7.0%, 3/31/2024		935,000	921,162
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		235,000	227,950
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		370,000	396,270
Newfield Exploration Co., 5.375%, 1/1/2026		205,000	213,200
Noble Holding International Ltd., 4.0%, 3/16/2018		30,000	30,640
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	604,012
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		500,000	476,250
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		840,000	854,700
6.875%, 1/15/2023		300,000	304,500
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,000,000	1,760,000
ONEOK Partners LP, 4.9%, 3/15/2025		160,000	162,689
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	554,450
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	193,375
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		500,000	361,250
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	160,875
5.875%, 3/1/2022 (b)		30,000	33,525
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		70,000	72,800
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		650,000	674,700
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	905,205
5.625%, 4/15/2023		200,000	202,000
144A, 5.625%, 3/1/2025		340,000	341,887
5.75%, 5/15/2024		200,000	202,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	106,625
SESI LLC, 7.125%, 12/15/2021		370,000	384,800
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		95,000	96,781
Sunoco LP, 144A, 6.375%, 4/1/2023		200,000	208,000
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	430,000
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		100,000	100,250
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		330,000	344,025
Tesoro Corp., 4.25%, 10/1/2017		220,000	227,700
Transocean, Inc., 4.3%, 10/15/2022		1,285,000	981,419
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,000,000	1,060,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		170,000	145,350
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	190,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		260,000	263,739
144A, 6.25%, 4/1/2023 (b)		610,000	629,459
Williams Partners LP, 6.125%, 7/15/2022		335,000	360,125
WPX Energy, Inc., 5.25%, 1/15/2017 (b)		250,000	257,500
YPF SA, 144A, 8.5%, 7/28/2025		750,000	761,250
			38,626,292
Financials 6.8%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	521,850
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		170,000	182,019
American International Group, Inc., 4.375%, 1/15/2055		230,000	223,212
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,042,500
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		500,000	513,750
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,000,000	925,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	623,973
Bank of China Ltd., 144A, 5.0%, 11/13/2024		1,500,000	1,574,569
Banque Centrale de Tunisie SA, 144A, 5.75%, 1/30/2025		1,100,000	1,135,750
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,768,965
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		1,000,000	1,047,480
144A, 6.75%, 9/30/2022		1,500,000	1,704,375
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,025,000	1,031,449
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		2,000,000	2,186,130
CIT Group, Inc.:
3.875%, 2/19/2019		2,805,000	2,780,456
5.0%, 5/15/2017 (b)		445,000	460,575
5.25%, 3/15/2018		565,000	585,623
Credit Agricole SA, 144A, 7.875%, 1/29/2049		910,000	973,088
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,500,000	1,577,100
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	2,365,588
E*TRADE Financial Corp., 4.625%, 9/15/2023		270,000	275,738
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		360,000	367,179
Hellas Telecommunications Finance, 144A, 8.011%**, 7/15/2015*	EUR	218,377	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,020,000	1,086,774
HSBC Holdings PLC:
5.625%, 12/29/2049		1,020,000	1,042,950
6.375%, 3/29/2049		215,000	221,988
6.375%, 12/29/2049		745,000	770,330
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,612,487
5.75%, 5/15/2016		115,000	118,881
6.25%, 5/15/2019		855,000	944,775
8.75%, 3/15/2017		705,000	783,326
Legg Mason, Inc., 5.625%, 1/15/2044		360,000	412,721
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,375,000	1,567,838
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	57,466
Morgan Stanley, Series H, 5.45%, 7/29/2049		180,000	181,350
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	351,000
(REIT), 6.875%, 5/1/2021		310,000	333,250
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,443,750
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		565,000	596,357
Navient Corp., 5.5%, 1/25/2023 (b)		1,325,000	1,275,313
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	172,227
144A, 5.875%, 3/15/2022		355,000	382,069
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		785,000	820,325
Popular, Inc., 7.0%, 7/1/2019		175,000	176,750
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		640,000	647,507
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		255,000	277,950
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049 (b)		300,000	301,500
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,600,000	1,541,600
			41,986,853
Health Care 3.2%
Actavis Funding SCS, 4.75%, 3/15/2045		12,000	12,131
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		155,000	177,543
Biomet, Inc.:
6.5%, 8/1/2020		380,000	402,325
6.5%, 10/1/2020		110,000	115,225
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,510,000	2,604,125
5.125%, 8/1/2021		65,000	67,275
6.875%, 2/1/2022 (b)		270,000	286,538
7.125%, 7/15/2020		1,735,000	1,860,787
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	131,950
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022 (b)		600,000	533,250
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	260,694
144A, 5.75%, 1/15/2022		265,000	268,313
144A, 6.0%, 2/1/2025 (b)		200,000	205,125
HCA, Inc.:
5.25%, 4/15/2025		70,000	75,863
6.5%, 2/15/2020		1,360,000	1,550,400
7.5%, 2/15/2022		515,000	602,550
Hologic, Inc., 6.25%, 8/1/2020		210,000	217,613
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,346,800
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		335,000	352,118
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		1,110,000	1,062,825
144A, 4.875%, 4/15/2020		210,000	213,413
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	438,187
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	324,520
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,965,000	2,126,621
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		510,000	523,069
144A, 5.875%, 5/15/2023		470,000	482,337
144A, 6.125%, 4/15/2025		1,280,000	1,320,800
144A, 6.375%, 10/15/2020		300,000	316,125
144A, 6.75%, 8/15/2018		615,000	651,131
144A, 7.5%, 7/15/2021		1,235,000	1,339,975
			19,869,628
Industrials 5.0%
ADT Corp.:
3.5%, 7/15/2022 (b)		180,000	169,650
4.125%, 4/15/2019 (b)		55,000	55,858
5.25%, 3/15/2020		415,000	437,825
6.25%, 10/15/2021 (b)		205,000	220,375
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		650,000	697,125
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	515,100
Armored Autogroup, Inc., 9.25%, 11/1/2018		360,000	378,450
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		355,000	355,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		340,800	346,764
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	375,037
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	184,075
144A, 5.5%, 9/15/2018		135,000	136,519
144A, 5.75%, 3/15/2022 (b)		535,000	506,912
144A, 6.0%, 10/15/2022 (b)		305,000	286,700
144A, 7.5%, 3/15/2025		135,000	133,819
144A, 7.75%, 3/15/2020		260,000	274,911
Casella Waste Systems, Inc., 7.75%, 2/15/2019		375,000	382,500
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	269,100
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	355,100
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	191,425
DP World Ltd., 144A, 6.85%, 7/2/2037		2,000,000	2,247,020
Ducommun, Inc., 9.75%, 7/15/2018		375,000	397,500
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	872,500
EnerSys, 144A, 5.0%, 4/30/2023		65,000	65,813
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		105,000	104,475
FTI Consulting, Inc., 6.0%, 11/15/2022		240,000	255,600
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	348,250
Gates Global LLC, 144A, 6.0%, 7/15/2022		230,000	214,475
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	722,750
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		760,000	792,300
Masonite International Corp., 144A, 5.625%, 3/15/2023		295,000	308,275
Meritor, Inc.:
6.25%, 2/15/2024		250,000	255,625
6.75%, 6/15/2021		370,000	386,650
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,000,000	920,000
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		2,000,000	1,682,400
144A, 6.625%, 8/5/2020 (b)		1,000,000	1,002,500
Nortek, Inc., 8.5%, 4/15/2021		460,000	496,800
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.625%, 10/1/2022		1,898,000	1,622,790
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	203,288
144A, 5.375%, 3/1/2025		35,000	36,313
Ply Gem Industries, Inc., 6.5%, 2/1/2022 (b)		535,000	519,300
SBA Communications Corp., 5.625%, 10/1/2019		745,000	782,250
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	354,450
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		900,000	918,000
Titan International, Inc., 6.875%, 10/1/2020		495,000	449,212
TransDigm, Inc.:
6.0%, 7/15/2022		310,000	311,938
6.5%, 7/15/2024		1,185,000	1,202,597
7.5%, 7/15/2021		1,055,000	1,134,125
Triumph Group, Inc., 5.25%, 6/1/2022		155,000	153,450
United Rentals North America, Inc.:
4.625%, 7/15/2023		230,000	233,165
6.125%, 6/15/2023		30,000	31,448
7.375%, 5/15/2020		824,000	888,511
7.625%, 4/15/2022		2,655,000	2,927,137
USG Corp., 144A, 5.5%, 3/1/2025		20,000	21,000
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		335,000	362,637
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		330,000	350,625
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		210,000	209,606
144A, 4.75%, 4/29/2025		280,000	280,700
			30,337,720
Information Technology 2.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	136,663
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,090,000	1,164,937
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	312,000
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		280,000	289,187
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021 (b)		565,000	518,387
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		365,000	299,300
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		170,000	168,725
CDW LLC, 6.0%, 8/15/2022		280,000	301,700
CyrusOne LP, 6.375%, 11/15/2022		120,000	126,450
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	317,200
Entegris, Inc., 144A, 6.0%, 4/1/2022		180,000	188,100
Equinix, Inc., 5.375%, 4/1/2023		1,915,000	1,977,237
First Data Corp.:
144A, 6.75%, 11/1/2020		1,316,000	1,401,540
144A, 7.375%, 6/15/2019		960,000	997,200
144A, 8.75%, 1/15/2022		555,000	593,850
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	367,370
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		295,000	303,113
KLA-Tencor Corp., 4.65%, 11/1/2024		640,000	662,095
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		325,000	326,137
144A, 5.625%, 1/15/2026		295,000	291,313
NCR Corp.:
5.875%, 12/15/2021		65,000	66,625
6.375%, 12/15/2023		170,000	178,925
NXP BV, 144A, 3.75%, 6/1/2018		305,000	313,387
Open Text Corp., 144A, 5.625%, 1/15/2023		260,000	269,750
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		205,000	207,306
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,150
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		1,050,000	1,111,338
VeriSign, Inc., 144A, 5.25%, 4/1/2025 (b)		195,000	201,572
			13,121,557
Materials 4.1%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		680,000	697,365
144A, 4.125%, 9/27/2022		810,000	814,035
ArcelorMittal, 7.0%, 2/25/2022		800,000	869,000
Ardagh Packaging Finance PLC, 144A, 3.271%**, 12/15/2019		480,000	473,400
Ashland, Inc., 3.875%, 4/15/2018		190,000	195,700
Berry Plastics Corp., 5.5%, 5/15/2022		495,000	512,944
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	177,187
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,700,000	1,823,250
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		350,000	356,125
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	258,475
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		450,000	456,750
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,819
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		330,000	334,125
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		525,000	489,562
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,078,691
Greif, Inc., 7.75%, 8/1/2019		995,000	1,116,887
Hexion, Inc.:
6.625%, 4/15/2020		745,000	696,575
8.875%, 2/1/2018		245,000	218,356
Huntsman International LLC:
5.125%, 4/15/2021	EUR	125,000	149,129
8.625%, 3/15/2021		71,000	75,260
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	304,500
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	691,875
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		2,000,000	1,970,000
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,729,350
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	420,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	358,750
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		300,000	313,500
Polymer Group, Inc., 7.75%, 2/1/2019		190,000	196,175
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021 (b)		200,000	185,000
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,755,000	1,833,975
6.875%, 2/15/2021		2,085,000	2,190,553
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	245,000
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		240,000	235,200
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		2,000,000	1,960,000
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (b)		450,000	447,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		135,000	140,738
144A, 5.625%, 10/1/2024		65,000	69,875
Yamana Gold, Inc., 4.95%, 7/15/2024		1,130,000	1,130,264
			25,273,140
Telecommunication Services 6.9%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	214,200
Altice SA, 144A, 7.75%, 5/15/2022		280,000	282,803
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	10,000,000	645,679
AT&T, Inc.:
2.45%, 6/30/2020 (c)		210,000	209,765
3.4%, 5/15/2025 (c)		350,000	346,303
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	347,165
Bharti Airtel International Netherlands BV:
144A, 5.125%, 3/11/2023		1,000,000	1,083,034
144A, 5.35%, 5/20/2024		1,000,000	1,103,570
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		125,000	131,686
Series W, 6.75%, 12/1/2023 (b)		340,000	367,798
Cincinnati Bell, Inc., 8.75%, 3/15/2018 (b)		552,000	564,254
CommScope, Inc., 144A, 5.0%, 6/15/2021		310,000	310,000
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	293,531
144A, 8.25%, 9/30/2020		3,340,000	3,444,876
Digicel Ltd.:
144A, 6.75%, 3/1/2023		515,000	507,533
144A, 7.0%, 2/15/2020		200,000	204,000
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		205,000	203,463
6.875%, 1/15/2025 (b)		895,000	866,799
7.125%, 1/15/2023		1,670,000	1,678,350
8.25%, 4/15/2017		331,000	365,755
8.5%, 4/15/2020		130,000	143,975
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		560,000	614,600
7.625%, 6/15/2021		270,000	301,050
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		1,040,000	978,900
7.25%, 10/15/2020		1,125,000	1,160,016
7.5%, 4/1/2021		1,510,000	1,568,512
Intelsat Luxembourg SA, 8.125%, 6/1/2023		125,000	114,414
Level 3 Communications, Inc., 8.875%, 6/1/2019		100,000	104,750
Level 3 Financing, Inc.:
5.375%, 8/15/2022		2,825,000	2,885,031
144A, 5.375%, 5/1/2025		250,000	249,688
6.125%, 1/15/2021		205,000	217,044
7.0%, 6/1/2020		890,000	953,412
8.625%, 7/15/2020		320,000	347,200
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		1,800,000	1,849,788
Pacnet Ltd., 144A, 9.0%, 12/12/2018		210,000	238,770
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		300,000	331,875
144A, 9.0%, 11/15/2018		1,410,000	1,604,312
Sprint Corp., 7.125%, 6/15/2024		1,565,000	1,504,356
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		135,000	139,219
6.375%, 3/1/2025		965,000	991,045
6.625%, 11/15/2020		1,020,000	1,064,625
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		1,600,000	1,670,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	759,017
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		685,000	696,131
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,290,000	2,487,512
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	451,500
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		610,000	606,950
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	249,688
Windstream Corp.:
6.375%, 8/1/2023 (b)		280,000	247,100
7.5%, 6/1/2022 (b)		1,000,000	952,500
7.5%, 4/1/2023		435,000	412,163
7.75%, 10/15/2020 (b)		230,000	236,325
7.75%, 10/1/2021 (b)		855,000	840,037
7.875%, 11/1/2017		1,255,000	1,355,400
8.125%, 9/1/2018		435,000	454,401
Zayo Group LLC, 144A, 6.0%, 4/1/2023		260,000	261,300
			42,213,170
Utilities 2.5%
AES Corp.:
3.262%**, 6/1/2019		205,000	205,000
8.0%, 6/1/2020 (b)		2,430,000	2,830,950
Calpine Corp.:
5.375%, 1/15/2023		280,000	282,450
5.75%, 1/15/2025		280,000	281,414
Dynegy, Inc., 144A, 7.625%, 11/1/2024		70,000	75,250
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		1,000,000	1,011,250
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		590,000	604,750
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	910,575
144A, 7.25%, 4/1/2016		205,000	213,528
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025 (c)		1,500,000	1,516,875
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,171,300
NGL Energy Partners LP, 5.125%, 7/15/2019		235,000	230,887
NRG Energy, Inc.:
6.25%, 5/1/2024		2,900,000	2,965,250
7.875%, 5/15/2021		265,000	283,126
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		2,000,000	1,890,000
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	230,888
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		500,000	545,650
			15,249,143
Total Corporate Bonds (Cost $275,983,973)			275,105,810

Mortgage-Backed Securities Pass-Throughs 9.5%
Federal Home Loan Mortgage Corp., 3.5%, 10/1/2042 (c)		21,400,000	22,391,421
Government National Mortgage Association:
3.0%, 11/1/2042 (c)		6,400,000	6,580,500
3.5%, 3/1/2043 (c)		28,000,000	29,540,000
Total Mortgage-Backed Securities Pass-Throughs (Cost $58,503,961)			58,511,921

Asset-Backed 1.2%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	169,299
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		204,538	203,964
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.324%**, 8/25/2036		2,295,339	2,187,495
			2,391,459
Miscellaneous 0.8%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.907%**, 1/17/2024		2,000,000	2,001,964
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		869,625	905,920
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,870,605	1,845,586
			4,753,470
Total Asset-Backed (Cost $7,275,434)			7,314,228

Commercial Mortgage-Backed Securities 0.7%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,847,219
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.182%**, 3/15/2018		780,000	781,950
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, 0.678%, 12/25/2024		7,498,390	335,833
JPMBB Commercial Mortgage Securities Trust:
"ASB", Series 2015-C28, 3.042%, 10/15/2048		970,000	996,094
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	132,455
Total Commercial Mortgage-Backed Securities (Cost $3,830,891)			4,093,551

Collateralized Mortgage Obligations 8.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.671%**, 2/25/2034		408,259	406,082
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.788%**, 12/25/2035		1,179,518	1,186,269
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		292,261	262,167
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		656,510	655,467
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		3,035,550	290,650
"ZT", Series 4165, 3.0%, 2/15/2043		3,334,815	3,056,374
"ZG", Series 4213, 3.5%, 6/15/2043		2,596,040	2,601,520
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		170,738	4,151
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		3,486,894	381,418
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		265,986	22,202
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		462,223	37,239
"SP", Series 4047, Interest Only, 6.469%***, 12/15/2037		4,203,072	775,925
"A", Series 172, Interest Only, 6.5%, 1/1/2024		496,955	89,901
"JS", Series 3572, Interest Only, 6.619%***, 9/15/2039		1,130,657	176,348
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		3,078,811	556,279
"KZ", Series 2010-134, 4.5%, 12/25/2040		1,556,444	1,618,711
"Z", Series 2011-149, 4.5%, 1/25/2042		2,922,390	2,932,766
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,748,796	2,057,171
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		273,235	15,125
"HS", Series 2009-87, Interest Only, 5.969%***, 11/25/2039		2,677,366	429,070
"PI", Series 2006-20, Interest Only, 6.499%***, 11/25/2030		1,785,979	301,648
"SI", Series 2007-23, Interest Only, 6.589%***, 3/25/2037		599,472	85,327
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.774%**, 4/25/2024		3,500,000	3,469,543
"M3", Series 2015-DN1, 4.324%**, 1/25/2025		3,250,000	3,378,861
"M3", Series 2014-DN4, 4.724%**, 10/25/2024		2,410,000	2,528,044
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		16,669,923	1,979,440
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,716,847
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,747,917	2,771,895
"GC", Series 2010-101, 4.0%, 8/20/2040		2,000,000	2,156,408
"ME", Series 2014-4, 4.0%, 1/16/2044		2,463,000	2,741,513
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,987,988	495,940
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		4,255,116	526,979
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		368,518	76,216
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		501,215	97,620
"PZ", Series 2010-106, 4.75%, 8/20/2040		2,757,181	3,005,271
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,484,730	257,347
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,755,942	300,538
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,210,661	234,223
"AI", Series 2007-38, Interest Only, 6.278%***, 6/16/2037		383,281	68,926
"TY", Series 2014-39, 9.964%**, 1/16/2044		36,407	36,647
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 2.736%**, 4/25/2036		1,514,268	1,377,689
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.582%**, 10/25/2035		873,137	846,034
"2A", Series 2003-A6, 2.525%**, 10/25/2033		667,934	665,808
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.62%**, 12/25/2034		507,972	504,305
"2A16", Series 2005-AR10, 2.629%**, 6/25/2035		810,599	811,811
Total Collateralized Mortgage Obligations (Cost $47,311,629)			48,989,715
Government & Agency Obligations 15.3%
Sovereign Bonds 11.1%
Dominican Republic, 144A, 6.85%, 1/27/2045		1,600,000	1,672,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	382,387
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	41,700,000	7,580,484
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	401,000
Kingdom of Spain-Inflation Linked Bond, 144A, REG S, 1.0%, 11/30/2030	EUR	10,027,324	11,877,308
Kommunalbanken AS, 144A, 2.125%, 4/23/2025		8,400,000	8,251,958
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.35%, 9/10/2024		500,000	513,510
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	156
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	710,500
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,000,000	961,840
Republic of Chile, 3.125%, 3/27/2025		500,000	520,000
Republic of Colombia, 5.0%, 6/15/2045		900,000	909,000
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	726,250
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	432,437
144A, 7.65%, 6/15/2035		900,000	947,250
Republic of Hungary:
4.0%, 3/25/2019		1,000,000	1,043,750
Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	481,163
Republic of Indonesia, 144A, 5.125%, 1/15/2045		870,000	893,925
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	5,460,000	6,662,641
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,235,250
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	324,000
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	3,520,000	1,029,350
Republic of Portugal, 144A, REG S, 4.1%, 2/15/2045	EUR	8,300,000	11,364,312
Republic of Singapore, 2.75%, 4/1/2042	SGD	1,667,000	1,243,297
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	230,788
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	8,900,000	766,090
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,000,000
Republic of Turkey:
4.875%, 4/16/2043		1,000,000	965,000
8.5%, 7/10/2019	TRY	2,720,000	986,186
Republic of Uruguay, 5.1%, 6/18/2050		360,000	366,481
United Mexican States:
3.6%, 1/30/2025		1,100,000	1,115,400
4.6%, 1/23/2046		1,000,000	996,250
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,701,739
			68,291,702
U.S. Treasury Obligations 4.2%
U.S. Treasury Bills:
0.01%****, 6/11/2015 (d)		1,802,000	1,801,991
0.06%****, 8/13/2015 (d)		2,862,000	2,861,897
0.085%****, 6/11/2015 (d)		1,232,000	1,231,993
U.S. Treasury Bonds:
2.5%, 2/15/2045		670,000	636,500
3.0%, 11/15/2044		255,000	268,328
U.S. Treasury Notes:
1.0%, 8/31/2016 (e) (f)		8,300,000	8,364,192
1.0%, 9/30/2016		9,000,000	9,073,125
1.25%, 1/31/2020		1,205,000	1,195,868
2.0%, 2/15/2025		175,000	174,289
			25,608,183
Total Government & Agency Obligations (Cost $93,451,957)			93,899,885

Loan Participations and Assignments 5.6%
Senior Loans**
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,585,463	2,605,177
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		350,000	356,081
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,364,121	1,373,929
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		2,456,140	2,460,869
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		2,747,755	2,768,363
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,919,699	2,933,845
CSC Holdings, Inc., Term Loan B, 2.684%, 4/17/2020		1,443,544	1,442,533
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		662,831	656,202
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		714,600	718,130
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,100	44,293
First Data Corp., Term Loan, 4.182%, 3/24/2021		610,000	615,213
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		346,491	348,317
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,254,167	1,267,956
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		1,526,443	1,531,038
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		520,000	521,869
MacDermid, Inc.:
Term Loan B2, 4.75%, 6/7/2020		845,000	855,829
First Lien Term Loan, 4.5%, 6/7/2020		800,738	809,245
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,664,283	3,624,489
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		990,542	989,215
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		927,573	930,801
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		345,920	346,425
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		346,500	347,150
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,485,906	1,497,667
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,447,950	1,440,718
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		182,256	181,345
Term Loan B, 4.25%, 11/13/2018		52,483	52,365
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		1,418,465	1,425,033
Series C2, Term Loan B, 3.5%, 12/11/2019		895,647	899,691
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,300,777	1,311,183
Total Loan Participations and Assignments (Cost $34,288,607)			34,354,971

Municipal Bonds and Notes 5.9%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		6,000,000	6,965,940
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		6,000,000	6,896,100
California, State General Obligation:
5.0%, 3/1/2032		4,280,000	4,980,508
5.0%, 3/1/2033		1,720,000	1,995,166
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	1,003,838
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		2,240,000	2,614,259
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,905,105
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		2,800,000	3,233,496
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		1,770,000	2,041,429
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	952,932
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,750,362
Ventura County, CA, Community College District, 5.0%, 8/1/2030		1,735,000	2,064,546
Total Municipal Bonds and Notes (Cost $35,903,038)			36,403,681

Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $462,469)		468,054	891,596

Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $365,157)		530,000	487,600

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)	6	13,554
Industrials 0.0%
Congoleum Corp.*	9,600	0
Quad Graphics, Inc.	96	2,068
		2,068
Materials 0.0%
GEO Specialty Chemicals, Inc.*	53,783	39,332
GEO Specialty Chemicals, Inc. 144A*	966	706
		40,038
Total Common Stocks (Cost $154,335)		55,660

Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $339,669)	364	372,690

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)	315	2,049

Open-End Investment Company 4.3%
Deutsche Floating Rate Fund, "Institutional" (h) (Cost $25,465,533)	2,877,847	26,620,086

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	8,900,000	21,049
Pay Fixed Rate — 4.19% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	9,400,000	44,530
Pay Fixed Rate — 4.32% – Receive Floating — 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	9,100,000	35,692
Total Call Options Purchased (Cost $1,250,388)		101,271

Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate — 2.19% – Pay Floating — 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	9,400,000	254,841
Receive Fixed Rate — 2.32% – Pay Floating — 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	9,100,000	289,607
Total Put Options Purchased (Cost $628,823)		544,448

	Shares	Value ($)

Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 0.12% (h) (i) (j) (Cost $24,514,880)	24,514,880	24,514,880

Cash Equivalents 14.0%
Central Cash Management Fund, 0.08% (h) (i)	80,579,529	80,579,529
Deutsche Variable NAV Money Fund, 0.25% (h) (i)	501,974	5,020,238
Total Cash Equivalents (Cost $85,599,767)		85,599,767

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $695,400,731)†	113.7	697,863,809
Other Assets and Liabilities, Net	(13.7)	(84,104,057)
Net Assets	100.0	613,759,752

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	USD	1,437,000	1,692,533	617,910
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	590,000	354,128	604,750
Hellas Telecommunications Finance*	8.011%	7/15/2015	EUR	218,377	62,954	0
					2,109,615	1,222,660

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

*** These securities are shown at their current rate as of April 30, 2015.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $697,709,427. At April 30, 2015, net unrealized appreciation for all securities based on tax cost was $154,382. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,092,444 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,938,062.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $23,508,400, which is 3.8% of net assets.

(c) When-issued or delayed delivery security included.

(d) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) At April 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(f) At April 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.

(g) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	22,863	13,554	0

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(i) The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MTN: Medium Term Note

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At April 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Australian Bond	AUD	6/15/2015	150	15,343,460	(284,436)
Ultra Long U.S. Treasury Bond	USD	6/19/2015	266	43,757,000	(1,142,670)
United Kingdom Long Gilt Bond	GBP	6/26/2015	77	13,961,189	(92,761)
Total unrealized depreciation					(1,519,867)

At April 30, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2015	110	14,121,250	121,810
Euro-BOBL German Federal Government Bond	EUR	6/8/2015	181	26,176,775	89,933
Euro-BTP Italian Government Bond	EUR	6/8/2015	154	23,928,515	260,589
Euro-OAT French Government Bond	EUR	6/8/2015	154	26,669,279	15,817
Total unrealized appreciation					488,149

At April 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options Receive Fixed — 3.19% – Pay Floating — 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(87,141)
Receive Fixed — 3.32% – Pay Floating — 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(71,467)
Receive Fixed — 4.22% – Pay Floating — 3-Month LIBOR	4/22/2016 4/22/2026	8,900,000	1	4/20/2016	317,285	(6,723)
Total Call Options					984,787	(165,331)
Put Options Pay Fixed — 3.19% – Receive Floating — 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(361,341)
Pay Fixed — 3.32% – Receive Floating — 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(388,694)
Total Put Options					667,502	(750,035)
Total					1,652,289	(915,366)

(k) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2015 was $736,923.

At April 30, 2015, credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
4/15/2015 6/20/2020	320,000	4	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	32,705	31,613	1,092
1/21/2015 3/20/2020	465,000	5	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	83,359	72,351	11,008
6/20/2013 9/20/2018	900,000	6	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	65,276	36,252	29,024
Total unrealized appreciation							41,124

(l) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(297,871)	(344,622)
6/17/2015 6/18/2025	55,000,000	Fixed — 2.404%	Floating — 3-Month LIBOR	(1,230,770)	(1,230,770)
12/16/2015 9/16/2025	16,800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(536,304)	(440,079)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(74,947)	(50,183)
12/16/2015 9/16/2020	9,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	170,172	174,991
12/16/2015 9/18/2045	6,400,000	Floating — 3-Month LIBOR	Fixed — 2.998%	537,984	317,640
Total net unrealized depreciation					(1,573,023)

Counterparties:

1 Nomura International PLC

2 JPMorgan Chase Securities, Inc.

3 BNP Paribas

4 Barclays Bank PLC

5 Credit Suisse

6 Bank of America

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2015 is 0.28%.

At April 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	14,056,004	KRW	15,139,500,000	5/6/2015	64,632	Nomura International PLC
USD	4,619,222	KRW	5,046,500,000	5/6/2015	87,657	Barclays Bank PLC
KRW	5,046,500,000	USD	4,718,560	5/6/2015	11,682	Barclays Bank PLC
NZD	12,100,000	CAD	11,382,326	5/7/2015	204,322	Societe Generale
USD	9,074,055	JPY	1,085,100,000	5/7/2015	14,281	Societe Generale
USD	12,220,366	JPY	1,470,000,000	5/7/2015	91,728	Nomura International PLC
USD	9,106,933	SGD	12,400,000	5/7/2015	262,943	Nomura International PLC
CAD	13,686,892	GBP	7,400,000	5/7/2015	15,164	Morgan Stanley
EUR	9,800,000	GBP	7,177,814	5/7/2015	12,386	UBS AG
JPY	1,085,000,000	USD	9,127,158	5/7/2015	39,660	Barclays Bank PLC
JPY	680,000,000	USD	5,722,634	5/7/2015	27,244	Morgan Stanley
SGD	12,400,000	USD	9,371,434	5/7/2015	1,558	Nomura International PLC
JPY	790,100,000	USD	6,649,129	5/7/2015	31,588	BNP Paribas
USD	1,079,125	BRL	3,280,000	5/11/2015	5,237	BNP Paribas
INR	191,200,000	USD	3,044,586	5/11/2015	41,868	Commonwealth Bank of Australia
USD	6,919,928	ZAR	84,800,000	5/12/2015	194,049	JPMorgan Chase Securities, Inc.
ZAR	42,400,000	USD	3,565,692	5/12/2015	8,703	Morgan Stanley
USD	4,300,203	ZAR	51,300,000	5/12/2015	3,418	Morgan Stanley
USD	1,542,474	BRL	4,850,000	5/26/2015	52,092	Morgan Stanley
USD	1,544,684	BRL	4,850,000	5/26/2015	49,881	JPMorgan Chase Securities, Inc.
MXN	21,300,000	USD	1,400,775	5/29/2015	15,375	Barclays Bank PLC
USD	3,482,457	ZAR	42,400,000	6/8/2015	58,791	Morgan Stanley
NZD	12,100,000	USD	9,208,490	6/8/2015	8,499	Societe Generale
ZAR	42,400,000	USD	3,558,092	6/8/2015	16,844	BNP Paribas
MXN	45,450,000	USD	3,040,052	6/8/2015	85,841	BNP Paribas
ZAR	42,400,000	USD	3,557,196	6/8/2015	15,948	Morgan Stanley
GBP	7,100,000	USD	10,961,493	6/8/2015	66,016	Morgan Stanley
AUD	11,700,000	JPY	1,103,198,850	6/9/2015	5,216	Citigroup, Inc.
MXN	25,050,000	USD	1,669,880	6/25/2015	43,688	BNP Paribas
ZAR	42,400,000	USD	3,559,526	6/30/2015	31,470	BNP Paribas
USD	3,890,635	CAD	4,725,214	7/13/2015	21,748	Societe Generale
USD	15,647,814	EUR	14,520,700	7/13/2015	672,986	Societe Generale
USD	7,727,666	SEK	64,623,800	7/13/2015	38,635	Societe Generale
Total unrealized appreciation					2,301,150

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
KRW	15,139,500,000	USD	13,963,774	5/6/2015	(156,862)	Nomura International PLC
GBP	13,652,251	EUR	18,600,000	5/7/2015	(68,103)	Societe Generale
GBP	7,400,000	CAD	13,544,960	5/7/2015	(132,791)	Morgan Stanley
EUR	8,800,000	GBP	6,314,616	5/7/2015	(189,595)	Morgan Stanley
AUD	11,700,000	JPY	1,072,702,300	5/7/2015	(270,673)	Australia & New Zealand Banking Group Ltd.
CAD	11,205,568	NZD	12,100,000	5/7/2015	(57,832)	Macquarie Bank Ltd.
USD	9,237,232	NZD	12,100,000	5/7/2015	(8,322)	Societe Generale
JPY	1,105,533,000	AUD	11,700,000	5/7/2015	(4,303)	Citigroup, Inc.
NZD	12,100,000	USD	9,170,106	5/7/2015	(58,804)	Macquarie Bank Ltd.
BRL	3,280,000	USD	1,073,123	5/11/2015	(11,239)	Morgan Stanley
USD	3,044,586	INR	191,200,000	5/11/2015	(41,868)	Commonwealth Bank of Australia
ZAR	93,700,000	USD	7,642,051	5/12/2015	(218,558)	JPMorgan Chase Securities, Inc.
BRL	4,850,000	USD	1,525,253	5/26/2015	(69,313)	Morgan Stanley
BRL	4,850,000	USD	1,525,157	5/26/2015	(69,409)	BNP Paribas
USD	518,077	MXN	7,865,000	5/29/2015	(6,520)	Citigroup, Inc.
USD	851,935	MXN	13,000,000	5/29/2015	(6,385)	Barclays Bank PLC
USD	3,558,838	ZAR	42,400,000	6/8/2015	(17,590)	BNP Paribas
USD	2,987,773	MXN	45,450,000	6/8/2015	(33,561)	BNP Paribas
PLN	3,990,000	USD	1,069,231	6/8/2015	(37,678)	UBS AG
GBP	14,360,107	EUR	19,600,000	6/8/2015	(17,568)	UBS AG
USD	980,655	MXN	15,056,000	6/25/2015	(3,252)	BNP Paribas
COP	11,055,000,000	USD	4,601,900	6/30/2015	(13,292)	Morgan Stanley
NOK	69,065,000	USD	8,523,566	7/13/2015	(629,619)	BNP Paribas
SGD	3,123,000	USD	2,298,582	7/13/2015	(58,539)	UBS AG
EUR	32,323,200	USD	34,713,540	7/13/2015	(1,616,696)	Citigroup, Inc.
CAD	4,725,214	USD	3,756,225	7/13/2015	(156,159)	Citigroup, Inc.
SEK	128,976,000	USD	14,790,190	7/13/2015	(709,771)	Barclays Bank PLC
GBP	1,522,500	USD	2,246,654	7/13/2015	(89,173)	Barclays Bank PLC
SGD	1,650,000	USD	1,222,658	7/13/2015	(22,699)	Societe Generale
TRY	2,750,000	USD	989,376	7/20/2015	(15,499)	BNP Paribas
Total unrealized depreciation					(4,791,673)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP Great British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (n)
Corporate Bonds	$—	$273,588,935	$1,516,875	$275,105,810
Mortgage-Backed Securities Pass-Throughs	—	58,511,921	—	58,511,921
Asset-Backed	—	7,314,228	—	7,314,228
Commercial Mortgage- Backed Securities	—	4,093,551	—	4,093,551
Collateralized Mortgage Obligations	—	48,989,715	—	48,989,715
Government & Agency Obligations	—	93,899,885	—	93,899,885
Loan Participations and Assignments	—	34,173,626	181,345	34,354,971
Municipal Bonds and Notes	—	36,403,681	—	36,403,681
Convertible Bond	—	—	891,596	891,596
Preferred Security	—	487,600	—	487,600
Common Stocks (n)	2,068	—	53,592	55,660
Preferred Stock	—	372,690	—	372,690
Warrant	—	—	2,049	2,049
Open-End Investment Company	26,620,086	—	—	26,620,086
Short-Term Investments (n)	110,114,647	—	—	110,114,647
Derivatives (o)
Purchased Options	—	645,719	—	645,719
Futures Contracts	488,149	—	—	488,149
Credit Default Swap Contracts	—	41,124	—	41,124
Interest Rate Swap Contracts	—	492,631	—	492,631
Forward Foreign Currency Exchange Contracts	—	2,301,150	—	2,301,150
Total	$137,224,950	$561,316,456	$2,645,457	$701,186,863
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (o)
Futures Contracts	$(1,519,867)	$—	$—	$(1,519,867)
Written Options	—	(915,366)	—	(915,366)
Interest Rate Swap Contracts	—	(2,065,654)	—	(2,065,654)
Forward Foreign Currency Exchange Contracts	—	(4,791,673)	—	(4,791,673)
Total	$(1,519,867)	$(7,772,693)	$—	$(9,292,560)

During the period ended April 30, 2015, the amount of transfers between Level 2 and Level 3 was $336,326. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(n) See Investment Portfolio for additional detailed categorizations.

(o) Derivatives include value of options purchased; unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts; and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015 (Unaudited)
Assets
Investments: Investment in non-affiliated securities, at value (cost $559,820,551) — including $23,508,400 of securities loaned	$561,129,076
Investment in Daily Assets Fund Institutional (cost $24,514,880)*	24,514,880
Investments in affiliated Underlying Funds, at value (cost $111,065,300)	112,219,853
Total investments in securities, at value (cost $695,400,731)	697,863,809
Cash	267,760
Foreign currency, at value (cost $1,469,504)	1,508,887
Deposit from broker on bilateral swap contracts	270,000
Receivable for investments sold	14,625,846
Receivable for investments sold — when-issued/delayed delivery securities	3,404,823
Receivable for Fund shares sold	4,851,089
Dividends receivable	7,176
Interest receivable	5,915,863
Receivable for variation margin on futures contracts	591,683
Receivable for variation margin on centrally cleared swaps	508,034
Unrealized appreciation on bilateral swap contracts	41,124
Unrealized appreciation on forward foreign currency exchange contracts	2,301,150
Upfront payments paid on bilateral swap contracts	140,216
Foreign taxes recoverable	32,880
Other assets	74,029
Total assets	732,404,369
Liabilities
Payable upon return of securities loaned	24,514,880
Payable for investments purchased	21,007,869
Payable for investments purchased — when-issued/delayed delivery securities	64,637,838
Payable for Fund shares redeemed	1,575,512
Payable upon return of deposit for bilateral swap contracts	270,000
Options written, at value (premiums received $1,652,289)	915,366
Unrealized depreciation on forward foreign currency exchange contracts	4,791,673
Accrued management fee	219,076
Accrued Trustees' fees	2,050
Other accrued expenses and payables	710,353
Total liabilities	118,644,617
Net assets, at value	$613,759,752

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(1,323,393)
Net unrealized appreciation (depreciation) on: Investments	2,463,078
Swap contracts	(1,531,899)
Futures	(1,031,718)
Foreign currency	(2,569,272)
Written options	736,923
Accumulated net realized gain (loss)	(20,074,965)
Paid-in capital	637,090,998
Net assets, at value	$613,759,752
Net Asset Value
Class A Net Asset Value and redemption price per share ($391,630,677 ÷ 82,591,383 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.74
Maximum offering price per share (100 ÷ 97.25 of $4.74)	$4.87
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($749,237 ÷ 157,864 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.75
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($81,036,860 ÷ 16,970,062 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.78
Class R6 Net Asset Value, offering and redemption price per share ($9,895 ÷ 2,087 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.74
Class S Net Asset Value, offering and redemption price per share ($140,323,108 ÷ 29,547,667 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.75
Institutional Class Net Asset Value, offering and redemption price per share ($9,975 ÷ 2,104 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2015 (Unaudited)
Investment Income
Income: Interest	$12,467,447
Dividends	805,478
Income distributions from affiliated Underlying Funds	583,361
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	33,317
Total income	13,889,603
Expenses: Management fee	1,400,907
Administration fee	303,048
Services to shareholders	401,999
Distribution and service fees	888,744
Custodian fee	42,899
Professional fees	73,411
Reports to shareholders	43,083
Registration fees	42,959
Trustees' fees and expenses	12,005
Other	54,908
Total expenses before expense reductions	3,263,963
Expense reductions	(73,516)
Total expenses after expense reductions	3,190,447
Net investment income	10,699,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Capital gain distributions from non-affiliated Underlying Funds	754,544
Investments	(3,670,961)
Swap contracts	(3,293,642)
Futures	(3,838,196)
Foreign currency	3,799,689
(6,248,566)
Change in net unrealized appreciation (depreciation) on: Investments	(4,013,931)
Swap contracts	1,283,493
Futures	(1,576,566)
Written options	(57,273)
Foreign currency	(2,200,605)
(6,564,882)
Net gain (loss)	(12,813,448)
Net increase (decrease) in net assets resulting from operations	$(2,114,292)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations: Net investment income	$10,699,156	$22,042,387
Operations: Net investment income	$10,699,156	$22,042,387
Net realized gain (loss)	(6,248,566)	4,734,058
Change in net unrealized appreciation (depreciation)	(6,564,882)	(3,039,633)
Net increase (decrease) in net assets resulting from operations	(2,114,292)	23,736,812
Distributions to shareholders from: Net investment income: Class A	(8,978,696)	(17,622,161)
Class B	(18,242)	(65,464)
Class C	(1,642,621)	(3,036,823)
Class R6	(241)	(79)*
Class S	(3,192,127)	(4,283,983)
Institutional Class**	(240)	—
Total distributions	(13,832,167)	(25,008,510)
Fund share transactions: Proceeds from shares sold	148,038,595	213,104,160
Reinvestment of distributions	12,477,990	22,487,805
Payments for shares redeemed	(132,609,223)	(249,537,387)
Net increase (decrease) in net assets from Fund share transactions	27,907,362	(13,945,422)
Increase (decrease) in net assets	11,960,903	(15,217,120)
Net assets at beginning of period	601,798,849	617,015,969
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $1,323,393 and $1,809,618, respectively)	$613,759,752	$601,798,849

* For the period from August 25, 2014 (commencement of operations of Class R6) to October 31, 2014 (Unaudited).

** For the period from November 3, 2014 (commencement of operations of Institutional Class) to April 30, 2015.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$4.87		$4.88	$5.06	$4.71	$4.85	$4.57
Income (loss) from investment operations: Net investment incomea	.08		.19	.18	.21	.25	.26
Net realized and unrealized gain (loss)	(.10)		.02	(.12)	.38	(.14)	.29
Total from investment operations	(.02)		.21	.06	.59	.11	.55
Less distributions from: Net investment income	(.11)		(.22)	(.22)	(.24)	(.25)	(.26)
Net realized gains	—		—	(.02)	—	—	(.01)
Total distributions	(.11)		(.22)	(.24)	(.24)	(.25)	(.27)
Net asset value, end of period	$4.74		$4.87	$4.88	$5.06	$4.71	$4.85
Total Return (%)b,c	(.41	)**	4.36	1.05	12.86	2.15	12.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	392		392	420	424	347	368
Ratio of expenses before expense reductions (%)	1.02	*	1.03	1.01	1.03	1.06	1.06
Ratio of expenses after expense reductions (%)	.99	*	1.00	1.00	1.01	1.04	1.05
Ratio of net investment income (%)	3.59	*	3.96	3.55	4.38	5.32	5.44
Portfolio turnover rate (%)	89	**	160	157	129	154	182
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$4.87		$4.88	$5.06	$4.71	$4.86	$4.58
Income (loss) from investment operations: Net investment incomea	.06		.15	.13	.18	.21	.22
Net realized and unrealized gain (loss)	(.09)		.02	(.12)	.37	(.15)	.29
Total from investment operations	(.03)		.17	.01	.55	.06	.51
Less distributions from: Net investment income	(.09)		(.18)	(.17)	(.20)	(.21)	(.22)
Net realized gains	—		—	(.02)	—	—	(.01)
Total distributions	(.09)		(.18)	(.19)	(.20)	(.21)	(.23)
Net asset value, end of period	$4.75		$4.87	$4.88	$5.06	$4.71	$4.86
Total Return (%)b,c	(.61	)**	3.29	.41	11.89	1.27	11.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	3	4	5	7
Ratio of expenses before expense reductions (%)	1.96	*	1.88	1.84	1.86	1.91	1.90
Ratio of expenses after expense reductions (%)	1.90	*	1.83	1.82	1.84	1.89	1.88
Ratio of net investment income (%)	2.69	*	3.15	2.69	3.59	4.47	4.61
Portfolio turnover rate (%)	89	**	160	157	129	154	182
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$4.90		$4.91	$5.09	$4.74	$4.89	$4.60
Income (loss) from investment operations: Net investment incomea	.07		.16	.14	.18	.22	.22
Net realized and unrealized gain (loss)	(.10)		.01	(.12)	.38	(.15)	.31
Total from investment operations	(.03)		.17	.02	.56	.07	.53
Less distributions from: Net investment income	(.09)		(.18)	(.18)	(.21)	(.22)	(.23)
Net realized gains	—		—	(.02)	—	—	(.01)
Total distributions	(.09)		(.18)	(.20)	(.21)	(.22)	(.24)
Net asset value, end of period	$4.78		$4.90	$4.91	$5.09	$4.74	$4.89
Total Return (%)b,c	(.55	)**	3.58	.32	11.95	1.39	11.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81		80	100	74	43	43
Ratio of expenses before expense reductions (%)	1.76	*	1.78	1.77	1.78	1.81	1.82
Ratio of expenses after expense reductions (%)	1.74	*	1.75	1.76	1.76	1.80	1.80
Ratio of net investment income (%)	2.85	*	3.21	2.81	3.59	4.56	4.69
Portfolio turnover rate (%)	89	**	160	157	129	154	182
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class R6	Six Months Ended 4/30/15 (Unaudited)		Period Ended 10/31/14a
Selected Per Share Data
Net asset value, beginning of period	$4.87		$4.95
Income (loss) from investment operations: Net investment incomeb	.09		.06
Net realized and unrealized gain (loss)	(.10)		(.10)
Total from investment operations	(.01)		(.04)
Less distributions from: Net investment income	(.12)		(.04)
Net asset value, end of period	$4.74		$4.87
Total Return (%)c	(.25	)**	(.82	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses before expense reductions (%)	.95	*	.69	*
Ratio of expenses after expense reductions (%)	.90	*	.68	*
Ratio of net investment income (%)	3.68	*	3.89	*
Portfolio turnover rate (%)	89	**	160	d
a For the period from August 25, 2014 (commencement of operations) to October 31, 2015 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Represents the Fund's portfolio turnover rate for the year ended April 30, 2015.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$4.88		$4.88	$5.06	$4.71	$4.86	$4.58
Income (loss) from investment operations: Net investment incomea	.09		.20	.19	.22	.26	.26
Net realized and unrealized gain (loss)	(.11)		.03	(.12)	.38	(.15)	.30
Total from investment operations	(.02)		.23	.07	.60	.11	.56
Less distributions from: Net investment income	(.11)		(.23)	(.23)	(.25)	(.26)	(.27)
Net realized gains	—		—	(.02)	—	—	(.01)
Total distributions	(.11)		(.23)	(.25)	(.25)	(.26)	(.28)
Net asset value, end of period	$4.75		$4.88	$4.88	$5.06	$4.71	$4.86
Total Return (%)b	(.30	)**	4.79	1.26	13.07	2.32	12.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140		128	95	94	30	33
Ratio of expenses before expense reductions (%)	.80	*	.82	.86	.84	.88	.90
Ratio of expenses after expense reductions (%)	.78	*	.78	.79	.80	.87	.89
Ratio of net investment income (%)	3.80	*	4.16	3.75	4.49	5.49	5.60
Portfolio turnover rate (%)	89	**	160	157	129	154	182
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Institutional Class	Period Ended 4/30/15 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$4.87
Income (loss) from investment operations: Net investment incomeb	.08
Net realized and unrealized gain (loss)	(.09)
Total from investment operations	(.01)
Less distributions from: Net investment income	(.12)
Net asset value, end of period	$4.74
Total Return (%)c	(.28	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses before expense reductions (%)	.92	*
Ratio of expenses after expense reductions (%)	.89	*
Ratio of net investment income (%)	3.64	*
Portfolio turnover rate (%)	89	**d
a For the period from November 3, 2014 (commencement of operations) to April 30, 2015.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Represents the Fund's portfolio turnover rate for the six months ended April 30, 2015.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Unconstrained Income Fund (the "Fund") is a diversified series of Deutsche Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class commenced operations on November 3, 2014. Institutional Class shares are not subject to an initial or contingent deferred sales charge and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2014, the Fund had net tax basis capital loss carryforwards of approximately $12,435,000, including $4,327,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, the expiration date, whichever occurs first, and approximately $8,108,000 of post-enactment losses which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($5,698,000) and long-term losses ($2,410,000).

The Fund has reviewed the tax positions for the open tax years as of October 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures and swap contracts, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2015, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in interest rate swap contracts had a total notional value generally indicative of a range from $44,000,000 to $132,500,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in credit default contracts sold had a total notional value generally indicative of a range from $1,685,000 to $4,345,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2015, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2015 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in written option contracts had a total value generally indicative of a range from approximately $858,000 to $1,133,000, and purchased option contracts had a total value generally indicative of a range from approximately $628,000 to $943,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2015, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,761,000 to $149,703,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $78,971,000 to $117,628,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2015, the Fund entered into forward currency contracts in order to hedge against anticipated currency market changes and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $68,426,000 to $88,971,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $46,290,000 to $91,644,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $23,027,000 to $130,941,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$645,719	$—	$492,631	$488,149	$1,626,499
Credit Contracts (b)	—	—	41,124	—	41,124
Foreign Exchange Contracts (c)	—	2,301,150	—	—	2,301,150
	$645,719	$2,301,150	$533,755	$488,149	$3,968,773
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Investments in securities, at value (includes purchased options) and unrealized appreciation on bilateral swap contracts, respectively
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(915,366)	$—	$(2,065,654)	$(1,519,867)	$(4,500,887)
Foreign Exchange Contracts (c)	—	(4,791,673)	—	—	(4,791,673)
	$(915,366)	$(4,791,673)	$(2,065,654)	$(1,519,867)	$(9,292,560)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures contracts and centrally cleared swaps as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Options written, at value
(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(3,842,555)	$(3,838,196)	$(7,680,751)
Credit Contracts (a)	—	548,913	—	548,913
Foreign Exchange Contracts (b)	3,336,473	—	—	3,336,473
	$3,336,473	$(3,293,642)	$(3,838,196)	$(3,795,365)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from swap contracts and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$17,517	$(57,273)	$—	$1,538,889	$(1,576,566)	$(77,433)
Credit Contracts (a)	—	—	—	(255,396)	—	(255,396)
Foreign Exchange Contracts (b)	—	—	(2,179,117)	—	—	(2,179,117)
	$17,517	$(57,273)	$(2,179,117)	$1,283,493	$(1,576,566)	$(2,511,946)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$29,024	$—	$—	$—	$29,024
Barclays Bank PLC	155,466	(155,466)	—	—	—
BNP Paribas	539,967	(539,967)	—	—	—
Citigroup, Inc.	5,216	(5,216)	—	—	—
Commonwealth Bank of Australia	41,868	(41,868)	—	—	—
Credit Suisse International	11,008	—	—	—	11,008
JPMorgan Chase Securities, Inc.	543,301	(543,301)	—	—	—
Morgan Stanley	247,376	(247,376)	—	—	—
Nomura International PLC	441,910	(163,585)	(270,000)	—	8,325
Societe Generale	960,471	(99,124)	—	—	861,347
UBS AG	12,386	(12,386)	—	—	—
	$2,987,993	$(1,808,289)	$(270,000)	$—	$909,704
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged (a)	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$270,673	$—	$—	$—	$270,673
Barclays Bank PLC	805,329	(155,466)	—	—	649,863
BNP Paribas	1,229,091	(539,967)	—	—	689,124
Citigroup, Inc.	1,783,678	(5,216)	—	—	1,778,462
Commonwealth Bank of Australia	41,868	(41,868)	—	—	—
JPMorgan Chase Securities, Inc.	667,040	(543,301)	—	(120,928)	2,811
Macquarie Bank Ltd.	116,636	—	—	—	116,636
Morgan Stanley	416,230	(247,376)	—	—	168,854
Nomura International PLC	163,585	(163,585)	—	—	—
Societe Generale	99,124	(99,124)	—	—	—
UBS AG	113,785	(12,386)	—	—	101,399
	$5,707,039	$(1,808,289)	$—	$(120,928)	$3,777,822

(a) The actual collateral received and/or pledged may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $552,732,333 and $460,813,276, respectively. Purchases and sales of U.S. Treasury securities aggregated $19,794,684 and $21,149,708, respectively.

For the six months ended April 30, 2015, transactions for written options on interest rate swap contracts were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	27,400,000	$1,652,289
Outstanding, end of period	27,400,000	$1,652,289

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

Accordingly, for the six months ended April 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund's average daily net assets.

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the Deutsche Floating Rate Fund.

For the period from November 1, 2014 and for the period from November 3, 2014 (commencement of operations for Institutional Class shares) through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.15%
Class B	1.90%
Class C	1.90%
Class R6	.90%
Class S	.90%
Institutional Class	.90%

For the six months ended April 30, 2015 and for the period from November 3, 2014 (commencement of operations for Institutional Class shares) through September 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$46,982
Class B	301
Class C	10,395
Class R6	2
Class S	15,835
Institutional Class	1
$73,516

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2015, the Administration Fee was $303,048, of which $50,187 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2015 and for the period from November 3, 2014 (commencement of operations for Institutional Class shares) through September 30, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2015
Class A	$100,626	$43,699
Class B	967	391
Class C	6,774	2,094
Class R6	14	4
Class S	10,373	3,891
Institutional Class	12	8
	$118,766	$50,087

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2015
Class B	$3,644	$507
Class C	322,591	50,099
	$326,235	$50,606

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2015	Annualized Rate
Class A	$453,825	$228,574	.23%
Class B	1,195	546	.25%
Class C	107,489	53,168	.25%
	$562,509	$282,288

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2015 aggregated $16,205.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2015, the CDSC for Class B and C shares aggregated $156 and $3,782, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2015, DDI received $11,624 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $14,415, of which $13,529 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2015, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,897.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2015		Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,390,581	$73,299,206	21,326,892	$104,819,509
Class B	4,685	22,241	16,084	78,495
Class C	5,316,581	25,376,882	3,762,449	18,533,595
Class R6	—	—	2,020 *	10,000 *
Class S	10,328,857	49,330,266	18,242,363	89,662,561
Institutional Class**	2,054	10,000	—	—
		$148,038,595		$213,104,160
Shares issued to shareholders in reinvestment of distributions
Class A	1,760,750	$8,362,661	3,307,344	$16,193,852
Class B	3,707	17,634	12,052	59,055
Class C	305,902	1,462,653	535,850	2,641,593
Class R6	51	241	16 *	79 *
Class S	553,885	2,634,561	733,122	3,593,226
Institutional Class**	50	240	—	—
		$12,477,990		$22,487,805
Shares redeemed
Class A	(15,132,492)	$(71,923,617)	(30,184,464)	$(148,282,272)
Class B	(91,544)	(434,864)	(335,106)	(1,645,274)
Class C	(5,053,578)	(24,182,063)	(8,156,796)	(40,166,977)
Class S	(7,573,833)	(36,068,679)	(12,146,395)	(59,442,864)
		$(132,609,223)		$(249,537,387)
Net increase (decrease)
Class A	2,018,839	$9,738,250	(5,550,228)	$(27,268,911)
Class B	(83,152)	(394,989)	(306,970)	(1,507,724)
Class C	568,905	2,657,472	(3,858,497)	(18,991,789)
Class R6	51	241	2,036 *	10,079 *
Class S	3,308,909	15,896,148	6,829,090	33,812,923
Institutional Class**	2,104	10,240	—	—
		$27,907,362		$(13,945,422)

* For the period from August 25, 2014 (commencement of operations of Class R6) to October 31, 2014.

** For the period from November 3, 2014 (commencement of operations of Institutional Class) to April 30, 2015.

I. Transactions with Affiliates

The Underlying Deutsche Funds in which the Fund invests are considered to be affiliated investments. A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the six months ended April 30, 2015 is as follows:
Affiliate	Value ($) at 10/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 4/30/2015
Deutsche Floating Rate Fund	12,692,729	14,000,000	—	—	549,956	26,620,086
Deutsche Variable NAV Money Fund	5,015,027	5,211	—	—	5,431	5,020,238
Central Cash Management Fund	86,534,697	423,082,707	429,037,875	—	27,974	80,579,529
Total	104,242,453	437,087,918	429,037,875	—	583,361	112,219,853

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R6	Class S	Institutional Class*
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$995.90	$993.90	$994.50	$997.50	$997.00	$997.20
Expenses Paid per $1,000**	$4.90	$9.39	$8.60	$4.46	$3.86	$4.36
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,019.89	$1,015.37	$1,016.17	$1,020.33	$1,020.93	$1,020.38
Expenses Paid per $1,000**	$4.96	$9.49	$8.70	$4.51	$3.91	$4.46

* For the period from November 3, 2014 (commencement of operations of Institutional Class) to April 30, 2015.

** Expenses (hypothetical expenses if Institutional Class had been in existence from November 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R6	Class S	Institutional Class
Deutsche Unconstrained Income Fund	.99%	1.90%	1.74%	.90%	.78%	.89%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Unconstrained Income Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX	KSTIX
CUSIP Number	25155T 510	25155T 494	25155T 486	25155T 478	25155T 437
Fund Number	010	210	310	2391	1010

For shareholders of Class R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	KSTZX
CUSIP Number	25155T 445
Fund Number	1691

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DU IF-3
(R-027577-4 6/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015